MARKETABLE SECURITIES - Narrative (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
MARKETABLE SECURITIES
Fair value gain on financial assets	$ 340,000	$ 127,500
Honey Badger Silver Inc. | Financial assets measured as fair value through profit or loss
MARKETABLE SECURITIES
Number of equity instruments held (in shares)	4,250,000
Fair value of financial assets	$ 807,500
Fair value gain on financial assets	$ 340,000